Supplemental Financial Information - Effect of Changes in Other Assets and Liabilities on Cash Flows (Detail) - USD ($) $ in Thousands	1 Months Ended	11 Months Ended	12 Months Ended
	Feb. 05, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating Capital [Line Items]
Accounts receivable	$ (41,344)	$ 6,245	$ 50,802	$ 2,057
Other current assets	17,884	2,295	(866)	3,573
Other assets	8,521	(11,650)	(2,369)	16,218
Accounts payable	(16,819)	11,429	357	(2,279)
Other current liabilities	11,428	4,312	8,582	(4,700)
Other liabilities	(5,846)	32,928	(10,941)	(24,577)
Total net change in assets and liabilities	(26,176)	45,559	45,565	(9,708)
Noble Finance Company [Member]
Operating Capital [Line Items]
Accounts receivable	(41,344)	6,245	19,588	2,057
Other current assets	19,398	(594)	7,830	4,046
Other assets	8,512	(11,618)	(800)	18,749
Accounts payable	(14,061)	15,822	(11,018)	(2,182)
Other current liabilities	11,623	4,125	16,055	(4,549)
Other liabilities	(5,936)	32,700	(10,941)	(24,577)
Total net change in assets and liabilities	$ (21,808)	$ 46,680	$ 20,714	$ (6,456)